PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY FUND

September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS-93.7%
COMMUNICATION SERVICES-0.8%
	Telecommunications-0.8%
32,672	Extreme Networks, Inc.(1)	$790,989

TOTAL COMMUNICATION SERVICES		790,989

COMMUNICATIONS-0.8%
	Internet-0.8%
12,746	Ziff Davis, Inc.(1)	811,793

TOTAL COMMUNICATIONS		811,793

CONSUMER DISCRETIONARY-8.1%
	Apparel-0.6%
6,535	Oxford Industries, Inc.	628,210

	Automotive Retail-1.9%
10,222	Advance Auto Parts, Inc.	571,717
4,298	Lithia Motors, Inc., Class A	1,269,328
		1,841,045
	Lodging-1.0%
25,093	Hilton Grand Vacations, Inc.(1)	1,021,285

	Retail-4.6%
50,181	Bloomin' Brands, Inc.	1,233,951
32,785	Dutch Bros, Inc., Class A(1)	762,251
48,699	First Watch Restaurant Group, Inc.(1)	842,006
41,832	Wendy's Co.	853,791
4,908	Wingstop, Inc.	882,655
		4,574,654
TOTAL CONSUMER DISCRETIONARY		8,065,194

CONSUMER STAPLES-8.1%
	Agriculture-0.9%
17,479	Andersons, Inc.	900,343

	Beverages-0.3%
72,000	BRC, Inc.(1)	258,480

	Commercial Services-1.0%
42,656	Hackett Group, Inc.	1,006,255

	Cosmetics/Personal Care-1.0%
8,824	elf Beauty, Inc.(1)	969,140

	Food-1.3%
38,721	Hostess Brands, Inc.(1)	1,289,797
	Food Retail-1.5%
35,238	Sprouts Farmers Market, Inc.(1)	1,508,186

	Packaged Foods & Meats-1.1%
31,446	Simply Good Foods Co.(1)	1,085,516

	Pharmaceuticals-1.0%
57,334	Organon & Co.	995,318

TOTAL CONSUMER STAPLES		8,013,035

ENERGY-7.8%
	Oil & Gas Equipment & Services-1.5%
42,571	ChampionX Corp.	1,516,379

	Oil&Gas-6.3%
14,678	Civitas Resources, Inc.	1,187,010
149,549	Comstock Resources, Inc.	1,649,526
56,538	Magnolia Oil & Gas Corp., Class A	1,295,286
20,494	Matador Resources Co.	1,218,983
27,934	SilverBow Resources, Inc.(1)	999,199
		6,350,004
TOTAL ENERGY		7,866,383

FINANCIALS-15.5%
	Asset Management & Custody Banks-1.0%
28,962	Victory Capital Holdings, Inc., Class A	965,593

	Diversified Financial Services-0.7%
8,704	PJT Partners, Inc.	691,446

	Insurance-0.5%
14,009	Jackson Financial, Inc., Class A	535,424

	Investment Banking & Brokerage-3.6%
58,128	Stifel Financial Corp.	3,571,384

	Regional Banks-9.0%
27,827	Ameris Bancorp	1,068,279
57,073	Atlantic Union Bankshares Corp.	1,642,561
32,613	BankUnited, Inc.	740,315
16,169	Banner Corp.	685,242
60,752	Cadence Bank	1,289,157
26,568	Community Bank System, Inc.	1,121,435
60,108	First Bancorp/Southern Pines, NC	1,691,439
52,504	Old National Bancorp	763,408
		9,001,836
	REITS-0.7%
46,985	Sabra Health Care REIT, Inc.	654,971

TOTAL FINANCIALS		15,420,654

HEALTH CARE-10.5%
	Commercial Services-0.7%
20,569	Progyny, Inc.(1)	699,757

	Health Care Distributors-1.1%
38,036	Patterson Cos., Inc.	1,127,387

	Health Care Equipment-1.4%
15,525	AtriCure, Inc.(1)	679,995
17,153	Integra LifeSciences Holdings Corp.(1)	655,073
		1,335,068
	Health Care Supplies-0.8%
44,496	Neogen Corp.(1)	824,956

	Healthcare-Products-1.0%
13,318	Integer Holdings Corp.(1)	1,044,531

	Healthcare-Services-2.6%
78,507	Enhabit, Inc.(1)	883,204
37,733	Select Medical Holdings Corp.	953,513
25,663	Surgery Partners, Inc.(1)	750,643
		2,587,360
	Pharmaceuticals-2.9%
23,152	Corcept Therapeutics, Inc.(1)	630,776
149,706	Elanco Animal Health, Inc.(1)	1,682,695
11,109	Prestige Brands Holdings, Inc.(1)	635,324
		2,948,795
TOTAL HEALTH CARE		10,567,854

INDUSTRIALS-22.2%
	Aerospace & Defense-4.5%
81,828	AerSale Corp.(1)	1,222,510
29,619	Moog, Inc., Class A	3,345,762
		4,568,272
	Building Materials-1.8%
8,797	Armstrong World Industries, Inc.	633,384
18,028	Gibraltar Industries, Inc.(1)	1,217,070
		1,850,454
	Building Products-1.9%
32,839	AAON, Inc.	1,867,554

	Construction & Engineering-5.5%
28,922	Granite Construction, Inc.	1,099,614
23,524	Quanta Services, Inc.	4,400,635
		5,500,249
	Construction Machinery & Heavy Trucks-1.5%
101,496	Shyft Group, Inc.	1,519,395

	Electronics-2.2%
16,500	Atmus Filtration Technologies, Inc.(1)	344,025
44,009	Celestica, Inc.(1)	1,079,101
64,291	TTM Technologies, Inc.(1)	828,068
		2,251,194
	Industrials-1.6%
32,945	Korn Ferry	1,562,911

	Machinery-Constr&Mining-0.9%
19,274	Argan, Inc.	877,353
	Machinery-Diversified-2.3%
14,705	Applied Industrial Technologies, Inc.	2,273,540

TOTAL INDUSTRIALS		22,270,922

INFORMATION TECHNOLOGY-15.2%
	Application Software-2.0%
81,254	Box, Inc., Class A(1)	1,967,159

	Data Processing & Outsourced Services-1.0%
49,547	I3 Verticals, Inc., Class A(1)	1,047,424

	Electronic Components-0.9%
58,161	Knowles Corp.(1)	861,364

	Electronic Equipment & Instruments-1.6%
13,427	OSI Systems, Inc.(1)	1,584,923

	IT Consulting & Other Services-1.3%
12,363	Science Applications International Corp.	1,304,791

	Software-2.0%
204,712	Olo, Inc.(1)	1,240,555
49,238	SentinelOne, Inc., Class A(1)	830,153
		2,070,708
	Systems Software-4.5%
8,728	Qualys, Inc.(1)	1,331,456
106,208	Varonis Systems, Inc.(1)	3,243,592
		4,575,048
	Technology Hardware, Storage & Peripherals-1.9%
53,383	Pure Storage, Inc., Class A(1)	1,901,502

TOTAL INFORMATION TECHNOLOGY		15,312,919

MATERIALS-3.1%
	Chemicals-1.7%
18,350	Hawkins, Inc.	1,079,898
9,000	HB Fuller Co.	617,490
		1,697,388
	Packaging&Containers-0.7%
9,839	Greif, Inc., Class A	657,344

	Steel-0.7%
9,682	Carpenter Technology Corp.	650,727

TOTAL MATERIALS		3,005,459

REAL ESTATE-0.4%
	REITS-0.4%
34,937	Physicians Realty Trust	425,882

TOTAL REAL ESTATE		425,882

TECHNOLOGY-0.6%
	Software-0.6%
69,000	Definitive Healthcare Corp.(1)	551,310

TOTAL TECHNOLOGY		551,310

UTILITIES-0.6%
	Electric-0.6%
8,547	Otter Tail Corp.	648,888

TOTAL UTILITIES		648,888

TOTAL COMMON STOCKS
(Cost $67,261,509)		93,751,282

EXCHANGE TRADED FUNDS-4.6%
48,476	iShares® Core S&P Small-Cap® ETF	4,572,741

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,613,430)		4,572,741

SHORT TERM INVESTMENTS-1.7%
	Mutual Funds-1.7%
1,729,913	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	1,729,913

TOTAL SHORT TERM INVESTMENTS
(Cost $1,729,913)		1,729,913

TOTAL INVESTMENTS-100.0%
(Cost $73,604,852)		100,053,936
OTHER ASSETS AND LIABILITIES-NET(2)-(0.0)%(3)		(3,385)
NET ASSETS-100.0%		$100,050,551

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK LARGE COMPANY FUND

September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS-99.5%
COMMUNICATIONS-2.0%
	Internet-2.0%
17,000	Meta Platforms, Inc., Class A(1)	$5,103,570
5,326	Spotify Technology SA(1)	823,613
		5,927,183
TOTAL COMMUNICATIONS		5,927,183

CONSUMER DISCRETIONARY-11.0%
	Distribution/Wholesale-0.5%
28,352	LKQ Corp.	1,403,708

	General Merchandise Stores-0.6%
14,849	Target Corp.	1,641,854

	Home Improvement Retail-2.6%
25,500	Home Depot, Inc.	7,705,080

	Internet & Direct Marketing Retail-5.0%
116,093	Amazon.com, Inc.(1)	14,757,742

	Restaurants-1.4%
1,145	Chipotle Mexican Grill, Inc.(1)	2,097,445
32,820	Restaurant Brands International, Inc.	2,186,468
		4,283,913
	Retail-0.9%
4,617	Lululemon Athletica, Inc.(1)	1,780,361
4,088	Tractor Supply Co.	830,068
		2,610,429
TOTAL CONSUMER DISCRETIONARY		32,402,726

CONSUMER STAPLES-7.1%
	Beverages-0.5%
48,058	Keurig Dr Pepper, Inc.	1,517,191

	Commercial Services-0.5%
6,747	Verisk Analytics, Inc.	1,593,911

	Distillers & Vintners-2.2%
26,361	Constellation Brands, Inc., Class A	6,625,310

	Food & Staples Retailing-0.6%
25,868	BJ's Wholesale Club Holdings, Inc.(1)	1,846,199

	Household Products-2.1%
42,664	Procter & Gamble Co.	6,222,971
	Packaged Foods & Meats-1.2%
52,742	Mondelez International, Inc., Class A	3,660,295

TOTAL CONSUMER STAPLES		21,465,877

ENERGY-5.1%
	Energy-Alternate Sources-0.2%
4,565	Enphase Energy, Inc.(1)	548,485

	Oil & Gas Exploration & Production-3.2%
42,274	ConocoPhillips	5,064,425
33,109	Devon Energy Corp.	1,579,299
19,000	Diamondback Energy, Inc.	2,942,720
		9,586,444
	Oil, Gas & Consumable Fuels-1.7%
42,626	Exxon Mobil Corp.	5,011,965

TOTAL ENERGY		15,146,894

FINANCIALS-7.4%
	Asset Management & Custody Banks-2.4%
10,745	BlackRock, Inc.	6,946,535

	Banks-0.7%
72,229	Bank of America Corp.	1,977,630

	Diversified Banks-1.6%
33,130	JP Morgan Chase & Co.	4,804,513

	Investment Banking & Brokerage-2.1%
9,747	The Goldman Sachs Group, Inc.	3,153,837
36,221	Morgan Stanley	2,958,169
		6,112,006
	Regional Banks-0.6%
65,900	Fifth Third Bancorp	1,669,247

TOTAL FINANCIALS		21,509,931

HEALTH CARE-18.6%
	Biotechnology-3.6%
29,978	AbbVie, Inc.	4,468,522
23,491	Amgen, Inc.	6,313,441
		10,781,963
	Health Care Equipment-2.4%
71,604	Abbott Laboratories	6,934,847

	Life Sciences Tools & Services-3.4%
14,514	IQVIA Holdings, Inc.(1)	2,855,630
13,979	Thermo Fisher Scientific, Inc.	7,075,750
		9,931,380
	Managed Health Care-3.2%
18,579	UnitedHealth Group, Inc.	9,367,346

	Pharmaceuticals-6.0%
10,437	Cigna Group	2,985,713
19,288	Johnson & Johnson	3,004,106
55,904	Merck & Co., Inc.	5,755,317

34,468	Zoetis, Inc.	5,996,743
		17,741,879
TOTAL HEALTH CARE		54,757,415

INDUSTRIALS-10.9%
	Aerospace & Defense-3.3%
72,352	RTX Corp.	5,207,173
56,532	Textron, Inc.	4,417,411
		9,624,584
	Construction & Farm Machinery & Heavy Trucks-1.0%
7,440	Deere & Co.	2,807,707

	Construction Machinery & Heavy Equipment-0.3%
3,703	Cummins, Inc.	845,987

	Electronics-0.4%
17,642	Fortive Corp.	1,308,331

	Engineering & Construction-1.4%
29,946	Jacobs Solutions, Inc.	4,087,629

	Engineering&Construction-0.5%
18,093	AECOM	1,502,443

	Industrial Conglomerates-1.6%
9,822	Roper Technologies, Inc.	4,756,598

	Industrial Machinery-1.8%
13,905	Parker-Hannifin Corp.	5,416,276

	Internet-0.6%
38,000	Uber Technologies, Inc.(1)	1,747,620

TOTAL INDUSTRIALS		32,097,175

INFORMATION TECHNOLOGY-35.1%
	Application Software-2.7%
4,736	Adobe, Inc.(1)	2,414,886
28,090	Salesforce, Inc.(1)	5,696,090
		8,110,976
	Communication Services-1.6%
60,000	Walt Disney Co.(1)	4,863,000

	Communications Equipment-7.7%
122,021	Apple, Inc.	20,891,215
10,662	F5 Networks, Inc.(1)	1,718,075
		22,609,290
	Computers-0.7%
11,632	Crowdstrike Holdings, Inc., Class A(1)	1,946,964

	Data Processing & Outsourced Services-4.0%
25,662	Mastercard, Inc., Class A	10,159,842
31,251	PayPal Holdings, Inc.(1)	1,826,934
		11,986,776
	Internet Software & Services-4.6%
103,260	Alphabet, Inc., Class A(1)	13,512,604

	IT Consulting & Other Services-1.0%
9,500	Accenture PLC, Class A	2,917,545

	Semiconductors-5.9%
27,068	Advanced Micro Devices, Inc.(1)	2,783,132
11,900	Broadcom, Inc.	9,883,902
17,092	Marvell Technology Group, Ltd.	925,190
42,031	ON Semiconductor Corp.(1)	3,906,782
		17,499,006
	Systems Software-6.9%
51,564	Microsoft Corp.	16,281,333
37,879	Oracle Corp.	4,012,144
		20,293,477
TOTAL INFORMATION TECHNOLOGY		103,739,638

MATERIALS-1.4%
	Specialty Chemicals-1.4%
31,455	PPG Industries, Inc.	4,082,859

TOTAL MATERIALS		4,082,859

UTILITIES-0.9%
	Electric Utilities-0.4%
22,614	NextEra Energy, Inc.	1,295,556

	Water-0.5%
10,995	American Water Works Co., Inc.	1,361,511

TOTAL UTILITIES		2,657,067

TOTAL COMMON STOCKS
(Cost $137,760,495)		293,786,765

SHORT TERM INVESTMENTS-0.5%
	Mutual Funds-0.5%
1,522,862	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	1,522,862

TOTAL SHORT TERM INVESTMENTS
(Cost $1,522,862)		1,522,862

TOTAL INVESTMENTS-100.0%
(Cost $139,283,357)		295,309,627
OTHER ASSETS AND LIABILITIES-NET(2)-(0.0)%(3)		(95,456)
NET ASSETS-100.0%		$295,214,171

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2023 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-58.4%
BASIC MATERIALS-0.3%
	Chemicals-0.3%
2,907	RPM International, Inc.	$275,613

TOTAL BASIC MATERIALS		275,613

CONSUMER DISCRETIONARY-5.9%
	Automobile Manufacturers-0.5%
39,570	Ford Motor Co.	491,460

	Footwear-0.7%
7,500	NIKE, Inc., Class B	717,150

	General Merchandise Stores-1.5%
12,954	Target Corp.	1,432,324

	Home Improvement Retail-1.7%
7,773	Lowe's Cos, Inc.	1,615,540

	Restaurants-1.0%
3,487	McDonald's Corp.	918,615

	Specialty Stores-0.5%
4,314	Dick's Sporting Goods, Inc.	468,414

TOTAL CONSUMER DISCRETIONARY		5,643,503

CONSUMER STAPLES-6.3%
	Food Distributors-1.0%
14,902	Sysco Corp.	984,277

	Hypermarkets & Super Centers-1.0%
6,329	Walmart, Inc.	1,012,197

	Packaged Foods & Meats-1.7%
25,000	General Mills, Inc.	1,599,750

	Soft Drinks-2.6%
14,886	PepsiCo, Inc.	2,522,284

TOTAL CONSUMER STAPLES		6,118,508

ENERGY-4.9%
	Integrated Oil & Gas-3.8%
21,913	Chevron Corp.	3,694,970

	Oil & Gas Exploration & Production-0.3%
2,099	EOG Resources, Inc.	266,069
	Oil & Gas Refining & Marketing-0.8%
5,117	Valero Energy Corp.	725,130

TOTAL ENERGY		4,686,169

FINANCIALS-7.1%
	Asset Management & Custody Banks-1.1%
15,471	State Street Corp.	1,035,938

	Diversified Banks-3.5%
13,409	JPMorgan Chase & Co.	1,944,573
44,009	US Bancorp	1,454,938
		3,399,511
	Investment Banking & Brokerage-1.3%
3,805	The Goldman Sachs Group, Inc.	1,231,184

	Regional Banks-1.0%
8,000	PNC Financial Services Group, Inc.	982,160

	REITS-0.2%
3,500	Realty Income Corp.	174,790

TOTAL FINANCIALS		6,823,583

HEALTH CARE-12.8%
	Biotechnology-3.8%
24,760	AbbVie, Inc.	3,690,726

	Health Care Services-2.2%
30,000	CVS Health Corp.	2,094,600

	Pharmaceuticals-6.8%
1,444	Cigna Group	413,085
5,145	Eli Lilly & Co.	2,763,534
17,956	Merck & Co., Inc.	1,848,570
47,725	Pfizer, Inc.	1,583,038
		6,608,227
TOTAL HEALTH CARE		12,393,553

INDUSTRIALS-6.4%
	Air Freight & Logistics-1.5%
9,508	United Parcel Service, Inc., Class B	1,482,012

	Construction & Farm Machinery & Heavy Trucks-0.2%
519	Deere & Co.	195,860

	Construction Machinery & Heavy Equipment-2.5%
8,825	Caterpillar, Inc.	2,409,225

	Electrical Components & Equipment-2.2%
22,000	Emerson Electric Co.	2,124,540

TOTAL INDUSTRIALS		6,211,637

INFORMATION TECHNOLOGY-11.2%
	Communications Equipment-8.4%
29,567	Apple, Inc.	5,062,166
58,222	Cisco Systems, Inc.	3,130,015
		8,192,181
	Semiconductors-2.8%
3,432	Analog Devices, Inc.	600,909
13,545	Texas Instruments, Inc.	2,153,791
		2,754,700
TOTAL INFORMATION TECHNOLOGY		10,946,881

MATERIALS-0.7%
	Industrial Gases-0.7%
2,326	Air Products & Chemicals, Inc.	659,189

TOTAL MATERIALS		659,189

REAL ESTATE-0.4%
	Specialized REITS-0.4%
11,408	CubeSmart REIT	434,987

TOTAL REAL ESTATE		434,987

TELECOMMUNICATION SERVICES-1.3%
	Integrated Telecommunication Services-1.3%
82,000	AT&T, Inc.	1,231,640

TOTAL TELECOMMUNICATION SERVICES		1,231,640

UTILITIES-1.1%
	Electric Utilities-0.9%
9,886	Duke Energy Corp.	872,538

	Multi-Utilities-0.2%
4,599	Dominion Energy, Inc.	205,437

TOTAL UTILITIES		1,077,975

TOTAL COMMON STOCKS
(Cost $32,386,624)		56,503,238

CORPORATE BONDS-25.7%
	Auto Manufacturers-0.4%
$550,000	American Honda Finance Corp., 1.800%, 1/13/2031	427,810

	Banks-1.6%
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	462,714
500,000	Goldman Sachs Group, Inc., 1D US SOFR + 0.798%, 3/9/2027(1)	445,286
500,000	Morgan Stanley, 1D US SOFR + 0.525%, 5/30/2025(1)	480,372
150,000	PNC Bank NA, 2.700%, 10/22/2029	122,146
		1,510,518
	Beverages-0.5%
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 1/23/2031	487,136

	Chemicals-1.0%
500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co LP, 5.125%, 4/1/2025(2)	495,322
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	448,998
		944,320
	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 4.400%, 6/1/2032	462,439

	Computers-0.5%
500,000	Dell International LLC / EMC Corp., 5.750%, 2/1/2033	486,152

	Diversified Financial Services-1.9%
500,000	American Express Co., 3.400%, 2/22/2024	495,024
500,000	American Express Co., 1D US SOFR + 1.835%, 5/1/2034(1)	461,320
250,000	BlackRock, Inc., 2.400%, 4/30/2030	208,585
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	244,469
500,000	Charles Schwab Corp., 1D US SOFR + 2.50%, 5/19/2034(1)	475,957
		1,885,355
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	893,970

	Electric-2.4%
500,000	CenterPoint Energy Houston Electric LLC, 4.450%, 10/1/2032	459,995
500,000	Duke Energy Corp., 4.300%, 3/15/2028	474,430
500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	465,984
500,000	NextEra Energy Capital Holdings, Inc., 5.000%, 7/15/2032	467,749
500,000	Wisconsin Electric Power Co., 4.750%, 9/30/2032	471,498
		2,339,656
	Electronics-0.7%
500,000	Honeywell International, Inc., 4.500%, 1/15/2034	464,600
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	177,436
		642,036
	Engineering&Construction-0.5%
500,000	Jacobs Engineering Group, Inc., 5.900%, 3/1/2033	474,301

	Environmental Control-1.5%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	483,190
500,000	Republic Services, Inc., 5.700%, 5/15/2041	487,134
500,000	Waste Management, Inc., 3.500%, 5/15/2024	492,833
		1,463,157
	Healthcare-Products-0.5%
500,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	499,400

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	820,116

	Insurance-1.8%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	419,648
400,000	Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	314,879
500,000	MetLife, Inc., 5.875%, 2/6/2041	488,294
500,000	Progressive Corp., 4.950%, 6/15/2033	475,305
		1,698,126
	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	228,575

	Investment Banking & Brokerage-1.5%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 0.96%, 11/29/2023(1)	1,001,999
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	409,794
		1,411,793
	Machinery-Constr&Mining-0.5%
500,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	472,074

	Machinery-Diversified-0.5%
500,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	482,797

	Oil&Gas-0.7%
500,000	Marathon Oil Corp., 6.600%, 10/1/2037	487,560
250,000	Phillips 66, 4.650%, 11/15/2034	224,908
		712,468
	Pharmaceuticals-1.1%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	441,885
175,000	AbbVie, Inc., 4.550%, 3/15/2035	159,248
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	236,417
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	190,114
		1,027,664
	Pipelines-0.5%
500,000	ONEOK, Inc., 5.800%, 11/1/2030	489,776

	Regional Banks-1.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	955,958

	Retail-2.4%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	232,605
175,000	Home Depot, Inc., 5.875%, 12/16/2036	180,484
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	477,820
500,000	Target Corp., 4.400%, 1/15/2033	461,306
500,000	Walmart, Inc., 5.250%, 9/1/2035	501,254
500,000	Walmart, Inc., 3.950%, 6/28/2038	430,310
		2,283,779
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	474,416

	Software & Services-0.8%
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	736,037

	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	462,238

TOTAL CORPORATE BONDS
(Cost $26,553,728)		24,772,067

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.6%
	Federal Home Loan Mortgage Corp.-0.1%
133,957	Series 2015-4517, Class PC, 2.500%, 5/15/2044	122,434

	Government National Mortgage Association-0.5%
459,303	Series 2018-126, Class DA, 3.500%, 1/20/2048	425,748

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $592,492)		548,182

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.5%
	Commercial Mortgage-Backed Securities-1.5%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,412,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,535,402)		1,412,713

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-3.1%
	Federal Home Loan Mortgage Corp.-0.3%
62,845	Pool G18527, 3.000%, 10/1/2029	58,717
255,413	Pool 18707, 3.500%, 9/1/2033	240,481
		299,198
	Federal National Mortgage Association-1.9%
710,134	Pool BL5389, 2.710%, 5/1/2027	650,934
583,432	Pool AM6756, 3.570%, 10/1/2029	540,224
147,151	Pool MA3621, 3.500%, 3/1/2039	130,699
44,468	Pool BN4896, 4.000%, 1/1/2049	40,163
125,064	Pool MA3592, 4.000%, 2/1/2049	113,149
376,175	Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	365,607
		1,840,776
	Small Business Administration Pools-0.4%
149,176	PRIME - 3.50%, 1/25/2042(1)	150,797
236,201	PRIME - 3.50%, 7/25/2042(1)	238,150
		388,947
	UMBS Collateral-0.5%
473,277	5.000%, 12/1/2052	447,146

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $3,211,331)		2,976,067

U.S. TREASURY SECURITIES-6.8%
	U.S. Treasury Bond-2.9%
150,000	4.500%, 2/15/2036	149,713
150,000	4.750%, 2/15/2037	152,731
500,000	3.500%, 2/15/2039	432,324
500,000	2.875%, 8/15/2028	461,777
500,000	1.250%, 8/15/2031	390,918
500,000	4.125%, 11/15/2032	482,305
750,000	3.500%, 2/15/2033	688,242
		2,758,010
	U.S. Treasury Note-3.9%
1,000,000	2.875%, 11/30/2023	995,806
1,500,000	4.500%, 11/30/2024	1,485,146
100,000	3.875%, 11/30/2027	96,953
500,000	4.000%, 12/15/2025	489,668
750,000	3.500%, 1/31/2030	703,096
		3,770,669
TOTAL U.S. TREASURY SECURITIES
(Cost $6,797,547)		6,528,679
TAXABLE MUNICIPAL BONDS-2.4%
	California-0.1%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	146,087

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,345

	Ohio-0.7%
715,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	673,938

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	406,182

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	357,888

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	511,112

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,677,092)		2,365,552

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
856,934	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	856,934

TOTAL SHORT TERM INVESTMENTS
(Cost $856,934)		856,934

TOTAL INVESTMENTS-99.4%
(Cost $74,611,150)		95,963,432
OTHER ASSETS AND LIABILITIES-NET(3)-0.6%		581,026
NET ASSETS-100.0%		$96,544,458

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of September 30, 2023 was 5.66%

1Y US TI - 1 Year US Treasury Bill as of  September 30, 2023 was 4.64%

PRIME - US Prime Rate as of September 30, 2023 was 8.00%

1D US SOFR - 1 Day SOFR as of  September 30, 2023 was 4.87%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, these securities amounted to a value of $451,717 or 0.45% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2023 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-1.7%
28,924	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$2,950,827

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,187,968)		2,950,827

CORPORATE BONDS-9.4%
	Banks-3.5%
$1,000,000	Citigroup, Inc., 5.400%, 1/20/2026	988,389
500,000	FNB Corp., 4.875%, 10/2/2025	475,576
1,000,000	Fifth Third Bank NA, 3.850%, 3/15/2026	925,427
500,000	Wells Fargo Bank NA, 6.180%, 2/15/2036	475,073
500,000	Goldman Sachs Group, Inc., 6.625%, 11/15/2027	498,214
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	445,807
1,000,000	PNC Financial Services Group, Inc., SOFRINDX + 2.14%, 10/28/2033(1)	971,124
500,000	PNC Financial Services Group, Inc., 1D US SOFR + 1.946%, 8/18/2034(1)	480,666
1,000,000	US Bancorp, 1D US SOFR + 1.60%, 2/1/2034(1)	881,114
		6,141,390
	Biotechnology-1.1%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	1,912,802

	Electric-0.3%
500,000	Duke Energy Ohio, Inc., 5.250%, 4/1/2033	483,309

	Healthcare-Services-1.2%
2,000,000	Aetna, Inc., 6.750%, 12/15/2037	2,076,040

	Pipelines-0.8%
500,000	Kinder Morgan Energy Partners LP, 6.950%, 1/15/2038	515,198
1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	925,546
		1,440,744
	Retail-1.1%
2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	1,820,224

	Semiconductors-1.1%
2,000,000	Intel Corp., 5.200%, 2/10/2033	1,937,491
Shares/Principal Amount		Value
	Software-0.3%
$500,000	Fiserv, Inc., 5.600%, 3/2/2033	$485,127

TOTAL CORPORATE BONDS
(Cost $17,212,694)		16,297,127

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-20.4%
	Agency Collat CMO-5.9%
232,067	Series 2003-55, Class 1A3A, 30D US SOFR + 0.51448%, 3/25/2043(1)	230,651
651,885	Series 2004-W14, Class 1AF, 30D US SOFR + 0.51448%, 7/25/2044(1)	609,071
622,554	Series 2010-59, Class FL, 1M US SOFR + 0.61448%, 5/20/2040(1)	610,502
2,503,450	Series 2014-330, Class F4, 30D US SOFR + 0.46448%, 10/15/2037(1)	2,445,336
2,709,469	Series 2022-76, Class D, 5.500%, 8/25/2045	2,652,735
3,565,988	Series 2022-83, Class DA, 6.000%, 1/25/2048	3,578,392
		10,126,687

	Agency Collat PAC CMO-4.2%
3,943,149	Series 2020-5020, Class TP, 2.000%, 10/25/2050	2,952,137
1,984,717	Series 2020-153, Class GP, 0.500%, 10/20/2050	1,723,683
3,542,309	Series 2021-23, Class TE, 1.000%, 2/20/2051	2,542,366
		7,218,186

	Commercial MBS-3.9%
2,619,667	Series 2020-177, Class DA, 1.250%, 6/16/2062	1,555,458
5,000,000	Series 2021-181, Class B, 1.900%, 1/16/2063	2,626,911
5,000,000	Series 2021-203, Class B, 2.000%, 4/16/2062	2,642,016
		6,824,385

	Federal Home Loan Mortgage Corp.-0.3%
640,998	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	533,859

	Federal National Mortgage Association-1.0%
732,234	Series 2003-W18, Class 2A, 4.198%, 6/25/2043, REMIC (1)	698,717
832,356	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	702,511
470,399	Series 2019-74, Class LB, 3.000%, 10/25/2049	400,261
		1,801,489

	Government National Mortgage Association-0.3%
560,114	Series 2013-38, Class KA, 1.250%, 2/20/2042	489,718

Shares/Principal Amount		Value
	Sovereign-4.8%
$2,000,000	3.730%, 10/22/2032	$1,811,708
2,000,000	1.910%, 5/17/2034	1,478,990
500,000	4.900%, 6/29/2032	469,013
3,000,000	3.330%, 7/12/2032	2,640,310
2,000,000	4.000%, 2/9/2033	1,852,775
		8,252,796

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,028,672)		35,247,120

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-40.8%
	Federal Home Loan Mortgage Corp.-0.6%
1,214,366	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	1,071,468

	FNMA Collateral-0.9%
1,880,943	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,566,575

	GNMA2 Collateral-4.2%
2,848,990	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,521,463
3,216,410	Ginnie Mae II Pool, 5.500%, 11/20/2052	3,089,847
1,755,854	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,686,955
		7,298,265
	Government National Mortgage Association-0.1%
124,216	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	115,340

	Sovereign-1.3%
500,000	Federal Home Loan Banks, 5.550%, 9/29/2032	481,649
2,000,000	Federal Home Loan Banks, 3.700%, 6/22/2035	1,764,025
		2,245,674
	UMBS Collateral-33.7%
4,622,102	Freddie Mac Pool, 4.000%, 6/1/2052	4,120,091
4,698,618	Freddie Mac Pool, 4.500%, 10/1/2052	4,318,820
2,872,743	Freddie Mac Pool, 4.000%, 11/1/2052	2,560,416
4,778,531	Freddie Mac Pool, 5.000%, 1/1/2053	4,514,573
4,824,241	Freddie Mac Pool, 5.000%, 2/1/2053	4,557,344
993,289	Freddie Mac Pool, 5.500%, 9/1/2053	960,744
3,971,599	Freddie Mac Pool, 6.000%, 9/1/2053	3,922,692
2,132,682	Fannie Mae Pool, 4.500%, 7/1/2042	1,984,087
4,486,232	Fannie Mae Pool, 4.500%, 10/1/2042	4,184,432
4,582,695	Fannie Mae Pool, 4.500%, 11/1/2042	4,272,301
2,110,507	Fannie Mae Pool, 4.500%, 1/1/2043	1,966,571
2,701,674	Fannie Mae Pool, 5.500%, 1/1/2043	2,633,650
4,614,556	Fannie Mae Pool, 4.000%, 6/1/2052	4,115,187
4,618,961	Fannie Mae Pool, 4.500%, 7/1/2052	4,246,244
2,771,598	Fannie Mae Pool, 5.500%, 11/1/2052	2,683,539
2,683,465	Fannie Mae Pool, 6.000%, 11/1/2052	2,654,444
Shares/Principal Amount		Value
$4,792,254	Fannie Mae Pool, 5.000%, 2/1/2053	$4,527,479
		58,222,614
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $75,730,320)		70,519,936

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-1.7%
	Federal Farm Credit Banks Funding Corp.-1.7%
2,000,000	3.560%, 11/30/2043	1,516,916
2,000,000	3.330%, 9/5/2045	1,438,084
		2,955,000
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,373,847)		2,955,000

U.S. TREASURY SECURITIES-17.4%
	Tennessee Valley Authority-0.6%
1,000,000	5.880%, 4/1/2036	1,066,946

	U.S. Treasury Bond-7.3%
1,000,000	3.750%, 11/15/2043	849,063
1,000,000	2.500%, 2/15/2046	671,445
1,000,000	1.125%, 8/15/2040	568,867
2,000,000	1.750%, 8/15/2041	1,246,328
2,000,000	2.000%, 11/15/2041	1,298,633
2,000,000	2.375%, 2/15/2042	1,383,086
3,000,000	2.875%, 5/15/2028	2,780,625
2,500,000	2.875%, 8/15/2028	2,308,887
2,000,000	0.625%, 5/15/2030	1,548,203
		12,655,137
	U.S. Treasury Note-5.2%
2,000,000	1.500%, 2/15/2030	1,658,281
2,000,000	0.625%, 8/15/2030	1,535,390
2,000,000	1.625%, 5/15/2031	1,624,219
2,500,000	2.750%, 5/31/2029	2,265,234
2,000,000	4.000%, 2/15/2026	1,957,891
		9,041,015
	United States Treasury Strip Coupon-4.3%
2,275,000	–%, 8/15/2041(2)	914,761
2,220,000	–%, 2/15/2042(2)	871,338
4,565,000	–%, 5/15/2042(2)	1,770,753
2,265,000	–%, 8/15/2042(2)	869,455
3,000,000	–%, 5/15/2043(2)	1,107,615
2,500,000	–%, 8/15/2043(2)	915,114
2,500,000	–%, 11/15/2043(2)	902,445
		7,351,481
TOTAL U.S. TREASURY SECURITIES
(Cost $32,301,949)		30,114,579

TAXABLE MUNICIPAL BONDS-7.0%
	Arkansas-0.7%
	University of Arkansas:
500,000	3.382%, 9/1/2037	396,487

Shares/Principal Amount		Value
$1,000,000	3.301%, 11/1/2039	$764,527
		1,161,014
	California-1.8%
500,000	Bonita Unified School District, 2.619%, 8/1/2035	372,071
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	746,732
500,000	Desert Community College District, 2.978%, 8/1/2037	379,975
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	367,768
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	558,177
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	725,141
		3,149,864
	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	833,784

	Massachusetts-1.0%
1,000,000	City of Quincy MA, 2.788%, 12/15/2035	747,275
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,040,267
		1,787,542
	Michigan-0.6%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	978,045

	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	719,512

	Ohio-0.5%
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	442,407
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	373,086
		815,493
	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	383,920

	Texas-0.2%
500,000	Round Rock Transportation & Economic Development Corp., 3.000%, 8/15/2039	350,599

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	993,895
Shares/Principal Amount		Value
	West Virginia-0.5%
$1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	$892,896

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $15,935,056)		12,066,564

SHORT TERM INVESTMENTS-0.5%
	Mutual Funds-0.5%
756,468	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	756,468

TOTAL SHORT TERM INVESTMENTS
(Cost $756,468)		756,468

TOTAL INVESTMENTS-99.1%
(Cost $193,013,436)		171,315,772
OTHER ASSETS AND LIABILITIES-NET(3)-0.9%		1,585,305
NET ASSETS-100.0%		$172,901,077

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Libor Rates:

1D US SOFR - 1 Day SOFR as of September 30, 2023 was 5.31%

30D US SOFR - 30 Days SOFR as of September 30, 2023 was 5.32%

1M US SOFR - 1 Month SOFR as of September 30, 2023 was 5.32%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Is Zero Coupon
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2023 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-99.1%
	Pennsylvania-1.6%
$1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	$1,409,400

	West Virginia-97.5%
1,000,000	Berkeley County Board of Education, 4.000%, 6/1/2037	952,954
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	421,627
750,000	2.000%, 6/1/2040	462,089
400,000	4.000%, 6/1/2040	367,213
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,500,406
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	344,770
450,000	Series C, 3.400%, 12/1/2034	407,923
585,000	Series D, 3.000%, 12/1/2025	567,584
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	380,150
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	281,999
950,000	5.000%, 6/1/2028	975,630
655,000	5.000%, 6/1/2029	671,671
620,000	Series A, 5.300%, 3/1/2029	621,008
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	775,855
965,000	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2027	914,174
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,559,142
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	243,467
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	572,303
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	302,799
315,000	3.000%, 6/1/2041	232,251
Shares/Principal Amount		Value
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
$620,000	Series A, 4.000%, 3/1/2029	$621,628
310,000	Series B, 4.000%, 6/1/2031	309,878
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	305,035
275,000	4.000%, 7/1/2032	265,706
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	223,303
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
170,000	Series A, 4.250%, 6/1/2026	167,431
600,000	Series B, 4.000%, 12/1/2027	582,473
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	495,617
500,000	4.000%, 6/1/2036	489,769
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	777,191
680,000	3.000%, 11/1/2041	502,022
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	103,113
225,000	Series C, 3.400%, 11/1/2031	207,389
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	347,354
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	455,846
500,000	2.000%, 10/1/2031	399,080
640,000	2.250%, 10/1/2032	509,937
565,000	2.500%, 10/1/2033	454,557
750,000	Greenbrier County Public Service, Series A, 5.000%, 10/1/2037	767,088
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	321,104
380,000	Series A, 3.000%, 1/1/2031	332,202
1,660,000	Series A, 4.250%, 1/1/2035	1,582,802
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,003,135
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	848,134
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,116,580
850,000	Lewis County Building Commission, 4.750%, 2/1/2038	811,637
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,570,008
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,778,072

Shares/Principal Amount		Value
	Morgantown Utility Board, Inc.:
$500,000	3.250%, 12/1/2032	$451,052
500,000	4.000%, 12/1/2034	504,233
1,500,000	3.000%, 12/1/2040	1,147,269
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,299,438
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	191,563
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	944,961
1,000,000	Series A, 4.000%, 12/1/2029	999,158
1,210,000	Series A, 4.000%, 12/1/2030	1,199,965
1,000,000	Series A, 4.000%, 12/1/2031	985,263
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	955,254
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,625,162
635,000	3.000%, 6/1/2034	546,929
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	476,679
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	859,089
1,150,000	3.000%, 11/1/2040	880,914
1,000,000	3.000%, 4/1/2041	756,904
1,000,000	3.000%, 6/1/2041	756,854
1,000,000	3.625%, 12/1/2045	744,858
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	804,755
960,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	911,686
	State of West Virginia:
500,000	5.000%, 6/1/2033	527,364
500,000	5.000%, 6/1/2035	524,990
1,000,000	5.000%, 12/1/2040	1,027,056
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	769,080
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	519,542
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	641,133
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,651,060
Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
$1,525,000	Series A, 5.000%, 6/1/2025	$1,526,069
435,000	Series B, 3.750%, 10/1/2026	432,156
310,000	Series C, 3.500%, 6/1/2030	296,643
600,000	Series D, 3.250%, 6/1/2028	580,395
355,000	Series D, 3.500%, 6/1/2030	339,327
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,038,969
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	95,374
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,782,986
400,000	Series B, 3.600%, 4/1/2027	389,967
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	991,734
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	546,932
	West Virginia Housing Development Fund:
1,100,000	3.450%, 11/1/2030	1,040,397
500,000	2.000%, 11/1/2032	406,662
1,500,000	3.700%, 11/1/2032	1,483,490
375,000	3.800%, 5/1/2034	351,960
500,000	3.375%, 11/1/2034	459,660
370,000	3.850%, 11/1/2034	347,409
500,000	4.375%, 5/1/2035	479,957
800,000	2.050%, 11/1/2035	611,217
575,000	3.800%, 11/1/2037	515,229
1,500,000	4.150%, 11/1/2038	1,324,304
1,000,000	4.150%, 11/1/2038	900,176
500,000	4.450%, 11/1/2043	462,726
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	515,453
535,000	Series A, 5.000%, 7/1/2027	535,507
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	271,829
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	457,262
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	472,028

Shares/Principal Amount		Value
$500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, 3.450%, 11/1/2033	$465,490
770,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	786,581
1,000,000	West Virginia University, 4.000%, 10/1/2037	944,845
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	435,534
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	512,363
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,682,729
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
650,000	Series A-II, 5.000%, 11/1/2026	673,901
800,000	Series A-II, 3.000%, 11/1/2027	762,004
300,000	Series A-II, 3.125%, 11/1/2028	285,811
725,000	Series B-II, 4.000%, 11/1/2025	725,022
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	262,699
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	526,052
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	943,572
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	766,392
		85,034,130
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $97,187,021)		86,443,530

SHORT TERM INVESTMENTS-0.5%
	Mutual Funds-0.5%
385,025	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	385,025

TOTAL SHORT TERM INVESTMENTS
(Cost $385,025)		385,025

TOTAL INVESTMENTS-99.6%
(Cost $97,572,046)		86,828,555
Shares/Principal Amount	Value
OTHER ASSETS AND LIABILITIES-NET(3)-0.4%	383,524
NET ASSETS-100.0%	$87,212,079

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, these securities amounted to a value of $2,003,135 or 2.30% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2023 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-94.0%
BROAD DOMESTIC EQUITY-8.6%
8,252	SPDR S&P 500® ETF Trust	$3,527,565

TOTAL BROAD DOMESTIC EQUITY		3,527,565

BROAD DOMESTIC FIXED INCOME-46.2%
36,265	iShares® 1-3 Year Treasury Bond ETF	2,936,377
59,038	iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,023,057
27,601	iShares® iBoxx High Yield Corporate Bond ETF	2,034,746
19,370	iShares® TIPS Bond ETF	2,009,056
63,952	iShares® Core U.S. Aggregate Bond ETF	6,014,046

TOTAL BROAD DOMESTIC FIXED INCOME		19,017,282

COMMODITIES-11.6%
114,537	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,712,328
17,726	SPDR® Gold Shares(1)	3,039,123

TOTAL COMMODITIES		4,751,451

INTERNATIONAL (EX. U.S.) EQUITY-2.4%
21,301	iShares® MSCI ACWI ex US ETF	1,001,360

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		1,001,360

U.S. SECTOR FOCUSED EQUITY-9.6%
14,252	Consumer Staples Select Sector SPDR® Fund	980,680
7,906	Health Care Select Sector SPDR® Fund	1,017,818
10,326	Industrial Select Sector SPDR® Fund	1,046,850
15,306	Utilities Select Sector SPDR® Fund	901,983

TOTAL U.S. SECTOR FOCUSED EQUITY		3,947,331

U.S. SMALL AND MID CAP EQUITY-5.2%
12,120	iShares® Russell 2000® ETF	2,142,089

TOTAL U.S. SMALL AND MID CAP EQUITY		2,142,089

U.S. VALUE COMPANY FOCUSED EQUITY-10.4%
42,341	Vanguard® Mega Cap Value ETF	4,293,377
TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	4,293,377

TOTAL EXCHANGE TRADED FUNDS
(Cost $37,260,659)	38,680,455

SHORT TERM INVESTMENTS-5.8%
Mutual Funds-5.8%
2,380,382	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	2,380,382

TOTAL SHORT TERM INVESTMENTS
(Cost $2,380,382)	2,380,382

TOTAL INVESTMENTS-99.8%
(Cost $39,641,041)	41,060,837
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%	68,131
NET ASSETS-100.0%	$41,128,968

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2023.

Investment Abbreviations:

SPDR - Standard and Poor's Depository Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2023(unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2023, in valuing the Funds’ investments carried at value:

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$56,503,238	$–	$–	$56,503,238
Corporate Bonds	–	24,772,067	–	24,772,067
U.S. Government Agency - Collateralized Mortgage Obligations	–	548,182	–	548,182
Commercial Mortgage-Backed Securities	–	1,412,713	–	1,412,713
U.S. Government Agency - Mortgage-Backed Securities	–	2,976,067	–	2,976,067
U.S. Treasury Securities	–	6,528,679	–	6,528,679
Taxable Municipal Bonds	–	2,365,552	–	2,365,552
Short Term Investments	856,934	–	–	856,934
Total	$57,360,172	$38,603,260	$–	$95,963,432

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,358,978	$–	$–	$3,358,978
Corporate Bonds	–	16,297,127	–	16,297,127
U.S. Government Agency - Collateralized Mortgage Obligations	–	38,202,120	–	38,202,120
U.S. Government Agency - Mortgage-Backed Securities	–	70,519,936	–	70,519,936
U.S. Treasury Securities	671,445	29,443,134	–	30,114,579
Taxable Municipal Bonds	–	12,066,564	–	12,066,564
Short Term Investments	756,468	–	–	756,468
Total	$4,786,891	$166,528,881	$–	$171,315,772

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$86,443,530	$–	$86,443,530
Short Term Investments	385,025	–	–	385,025
Total	$385,025	$86,443,530	$–	$86,828,555

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$38,680,455	$–	$–	$38,680,455
Short Term Investments	2,380,382	–	–	2,380,382
Total	$41,060,837	$–	$–	$41,060,837

Large Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$293,786,765	$–	$–	$293,786,765
Short Term Investments	1,522,862	–	–	1,522,862
Total	$295,309,627	$–	$–	$295,309,627

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$93,751,282	$–	$–	$93,751,282
Exchange Traded Funds	4,572,741	–	–	4,572,741
Short Term Investments	1,729,913	–	–	1,729,913
Total	$100,053,936	$–	$–	$100,053,936

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2023. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of September 30, 2023, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.